Stock-based Compensation - Additional Information (Detail) - USD ($)					4 Months Ended	12 Months Ended
		Jun. 15, 2021	Apr. 01, 2021	Oct. 27, 2020	Apr. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Deposit liability, current						$ 0	$ 1,400,000
Stock-based compensation expense						489,474,000
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense				$ 0		$ 183,200,000
Share price	[1]					$ 10.26
Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Incentive securities granted						445,868
Employee Stock Option [Member] | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						$ 3,000,000
Stock-based compensation expense						$ 1,400,000
Weighted-average period						3 years
Weighted-average grant date fair value per share of options granted						$ 10.11
Total fair value of options that vested						$ 500,000
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs						49,600,000
Stock-based compensation expense						$ 244,800,000	$ 0	$ 0
Restricted shares to the founders of Second Spectrum		518,706				10,995,112
Percentage to be vested		50.00%
Share price		$ 17.74
Weighted-average period						1 year 2 months 12 days
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock			$ 15.63
Unrecognized compensation costs						$ 46,000,000
Weighted-average period						10 months 20 days
Issue of NFL aggregate warrants						18,500,000
Additional warrants for each annual extension						2,000,000
Exercise price per share of warrants						$ 0.01
Additional warrants issuance description						each warrant is issued with one share of redeemable B Share with a par value of $0.0001
Cost recognized for the warrants						$ 243,200,000
Number of warrants vested						11,250,000
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share						$ 0.01
Incentive securities granted					0
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share						$ 0.21
Class B Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Payments made For catch-up payment						$ 20,400

[1]	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020